Crewing costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Crewing cost [Abstract]
Short term crew benefits (i.e. wages, victualing, insurance)	$ 155,782	$ 171,546	$ 173,912
Other crewing related costs	24,743	26,311	24,375
Total crewing costs	$ 180,525	$ 197,857	$ 198,287